Investments in Associates 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Book value
Beginning balance		₩ 5,232,373		₩ 4,250,787
Acquisition		95,037		568,653
Disposal		(31,398)		(3,484)
Dividends received		(599,328)		(148,395)
Share of profit (loss)		1,091,588		417,123
Other comprehensive income (loss)		45,268		161,751
Others		10,924		(14,062)
Ending balance		5,844,464		5,232,373
Korea Gas Corporation
Book value
Beginning balance		1,815,513	[1]	1,647,325
Acquisition		0		0
Disposal		0		0
Dividends received		(51,559)		0
Share of profit (loss)		305,638		209,357
Other comprehensive income (loss)		7,746		13,017
Others		7,958		(54,186)
Ending balance		2,085,296		1,815,513	[1]
Korea Electric Power Industrial Development Co., Ltd.
Book value
Beginning balance		24,617		25,630
Acquisition		0		0
Disposal		0		0
Dividends received		(1,872)		(1,966)
Share of profit (loss)		3,807		378
Other comprehensive income (loss)		0		0
Others		4,526		575
Ending balance		31,078		24,617
YTN Co., Ltd.
Book value
Beginning balance		51,828		40,549
Acquisition		0		0
Disposal		0		0
Dividends received		(450)		(270)
Share of profit (loss)		1,565		11,192
Other comprehensive income (loss)		(34)		22
Others		2,118		335
Ending balance		55,027	[2]	51,828
Gangwon Wind Power Co., Ltd.
Book value
Beginning balance		10,554	[3]	11,443
Acquisition		0		0
Disposal		0		0
Dividends received		(1,420)		(1,703)
Share of profit (loss)		3,024		814
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		12,158	[4]	10,554	[3]
Hyundai Green Power Co., Ltd.
Book value
Beginning balance		121,955		132,774
Acquisition		0		0
Disposal		0		0
Dividends received		(4,008)		(8,888)
Share of profit (loss)		1,770		(562)
Other comprehensive income (loss)		1,345		(1,346)
Others		(1,271)		(23)
Ending balance		119,791		121,955
Korea Power Exchange
Book value
Beginning balance		269,728	[5]	269,122
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		772		(10)
Other comprehensive income (loss)		0		0
Others		4,626		616
Ending balance		275,126	[6]	269,728	[5]
Taebaek Wind Power Co., Ltd.
Book value
Beginning balance		6,800		6,392
Acquisition		7,684		0
Disposal		0		0
Dividends received		(825)		0
Share of profit (loss)		842		408
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		14,501	[7]	6,800
Taebaek Guinemi Wind Power Co., Ltd.
Book value
Beginning balance		3,357		3,087
Acquisition		9,217		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		475		270
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		13,049	[7]	3,357
Pyeongchang Wind Power Co., Ltd.
Book value
Beginning balance		5,411		5,027
Acquisition		5,454		0
Disposal		0		0
Dividends received		(100)		0
Share of profit (loss)		3,695		384
Other comprehensive income (loss)		0		0
Others		(14,460)		0
Ending balance		0		5,411
Daeryun Power Co., Ltd.
Book value
Beginning balance		25,426	[3]	26,353
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		429		(927)
Other comprehensive income (loss)		1		0
Others		871		0
Ending balance		26,727	[4]	25,426	[3]
Changjuk Wind Power Co., Ltd.
Book value
Beginning balance		8,355		7,867
Acquisition		11,862		0
Disposal		0		0
Dividends received		(1,350)		(449)
Share of profit (loss)		817		937
Other comprehensive income (loss)		0		0
Others		(19,684)		0
Ending balance		0		8,355
KNH Solar Co., Ltd.
Book value
Beginning balance		2,278		2,436
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		606		(158)
Other comprehensive income (loss)		(1)		0
Others		0		0
Ending balance		2,883		2,278
SPC Power Corporation
Book value
Beginning balance		65,046		69,912
Acquisition		0		0
Disposal		0		0
Dividends received		(2,694)		(20,468)
Share of profit (loss)		1,188		5,311
Other comprehensive income (loss)		7,330		10,291
Others		(2)		0
Ending balance		70,868	[8]	65,046
Gemeng International Energy Co., Ltd.
Book value
Beginning balance		595,218		679,708
Acquisition		0		0
Disposal		0		0
Dividends received		0		(11,886)
Share of profit (loss)		(233)		(154,930)
Other comprehensive income (loss)		(16,164)		82,326
Others		0		0
Ending balance		578,821		595,218
PT. Cirebon Electric Power
Book value
Beginning balance		121,969		117,811
Acquisition		0		0
Disposal		0		0
Dividends received		(10,659)		(18,253)
Share of profit (loss)		14,776		10,679
Other comprehensive income (loss)		704		1,396
Others		8,324		10,336
Ending balance		135,114		121,969
KNOC Nigerian East Oil Co., Ltd.
Book value
Beginning balance		0	[9]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(11)		(14)
Other comprehensive income (loss)		(787)		(938)
Others		798		952
Ending balance		0	[10]	0	[9]
KNOC Nigerian West Oil Co., Ltd.
Book value
Beginning balance		0	[9]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(10)		(15)
Other comprehensive income (loss)		(724)		(862)
Others		734		877
Ending balance		0	[10]	0	[9]
PT Wampu Electric Power
Book value
Beginning balance		35,077		27,865
Acquisition		0		0
Disposal		0		0
Dividends received		(5,551)		0
Share of profit (loss)		5,848		3,196
Other comprehensive income (loss)		54		1,355
Others		2,315		2,661
Ending balance		37,743		35,077
PT. Bayan Resources TBK
Book value
Beginning balance		661,289		425,234
Acquisition		0		0
Disposal		0		0
Dividends received		(515,139)		(68,666)
Share of profit (loss)		531,528		267,874
Other comprehensive income (loss)		7,041		36,885
Others		0		(38)
Ending balance		684,719		661,289
S-Power Co., Ltd.
Book value
Beginning balance		122,786		110,292
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		18,342		12,437
Other comprehensive income (loss)		0		57
Others		0		0
Ending balance		141,128		122,786
Pioneer Gas Power Limited
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Eurasia Energy Holdings
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Book value
Beginning balance		92,441		64,570
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		15,582		19,306
Other comprehensive income (loss)		7,561		8,565
Others		0		0
Ending balance		115,584		92,441
Hadong Mineral Fiber Co., Ltd.
Book value
Beginning balance		0		0
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				0
Ending balance				0
PT. Mutiara Jawa
Book value
Beginning balance		2,569		1,780
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,197		630
Other comprehensive income (loss)		(169)		159
Others		0		0
Ending balance		3,597		2,569
Samcheok Eco Materials Co., Ltd.
Book value
Beginning balance		0	[11]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11]	0		0
Noeul Green Energy Co., Ltd.
Book value
Beginning balance		3,808		4,197
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(3,824)		(389)
Other comprehensive income (loss)		0		0
Others		16		0
Ending balance		0		3,808
Goseong Green Power Co., Ltd.
Book value
Beginning balance		260,858		2,186
Acquisition		0		259,840
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		27,992		(1,168)
Other comprehensive income (loss)		0		0
Others		43		0
Ending balance		288,893		260,858
Gangneung Eco Power Co., Ltd.
Book value
Beginning balance		2,288	[3]	2,368
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,288)		(80)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[4]	2,288	[3]
Shin Pyeongtaek Power Co., Ltd.
Book value
Beginning balance		93,074		69,591
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		40,713		23,476
Other comprehensive income (loss)		0		0
Others		36		7
Ending balance		133,823		93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Book value
Beginning balance		223		210
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		55		13
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		278		223
Dongducheon Dream Power Co., Ltd.
Book value
Beginning balance		74,198	[12]	80,637
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		15,086		(6,439)
Other comprehensive income (loss)		0		0
Others		16		0
Ending balance	[12]	89,300		74,198
Jinbhuvish Power Generation Pvt. Ltd.
Book value
Beginning balance		0	[3]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[4]	0	[3]
Daejung Offshore Wind Power Co., Ltd.
Book value
Beginning balance		1,704		2,165
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(149)		(461)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,555		1,704
GS Donghae Electric Power Co., Ltd.
Book value
Beginning balance		243,772		244,426
Acquisition		0		0
Disposal		0		0
Dividends received		0		(15,640)
Share of profit (loss)		15,717		14,972
Other comprehensive income (loss)		0		0
Others		656		14
Ending balance		260,145		243,772
Daegu Photovoltaic Co., Ltd.
Book value
Beginning balance		2,342		2,066
Acquisition		0		0
Disposal		0		0
Dividends received		(268)		(206)
Share of profit (loss)		775		482
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,849		2,342
Busan Green Energy Co., Ltd.
Book value
Beginning balance		5,032		8,778
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(667)		(3,750)
Other comprehensive income (loss)		0		0
Others		30		4
Ending balance		4,395		5,032
Gunsan Bio Energy Co., Ltd.
Book value
Beginning balance		0	[3]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[4]	0	[3]
Korea Electric Vehicle Charging Service
Book value
Beginning balance		1,250	[3]	576
Acquisition		0		0
Disposal		(1,293)		0
Dividends received		0		0
Share of profit (loss)		43		(283)
Other comprehensive income (loss)		0		0
Others		0		957
Ending balance		0		1,250	[3]
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Book value
Beginning balance		219		200
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		61		19
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		280		219
Korea Electric Power Corporation Fund
Book value
Beginning balance		47,983	[13]	41,926
Acquisition		0		0
Disposal		(25,297)		(3,090)
Dividends received		0		0
Share of profit (loss)		7,966		9,065
Other comprehensive income (loss)		(1,810)		82
Others		0		0
Ending balance		28,842	[14]	47,983	[13]
Energy Infra Asset Management Co., Ltd.
Book value
Beginning balance		1,066	[3]	938
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		118		128
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,184	[4]	1,066	[3]
Daegu clean Energy Co., Ltd.
Book value
Beginning balance		12		12
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		12		12
YaksuESS Co., Ltd.
Book value
Beginning balance		716		454
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(230)		262
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		486		716
Nepal Water & Energy Development Company Private Limited
Book value
Beginning balance		66,333	[15]	42,677
Acquisition		0		19,960
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(923)		(616)
Other comprehensive income (loss)		4,530		4,312
Others		0		0
Ending balance		69,940	[16]	66,333	[15]
Gwangyang Green Energy Co., Ltd.
Book value
Beginning balance		25,466		926
Acquisition		0		24,800
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(422)		(138)
Other comprehensive income (loss)		0		(122)
Others		0		0
Ending balance		25,044		25,466
PND Solar Co., Ltd.
Book value
Beginning balance		1,229		1,149
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		174		80
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,403		1,229
Hyundai Eco Energy Co., Ltd.
Book value
Beginning balance		5,572	[3]	4,250
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,058		1,322
Other comprehensive income (loss)		1		0
Others		0		0
Ending balance		7,631	[4]	5,572	[3]
YeongGwang Yaksu Wind Electric Co., Ltd.
Book value
Beginning balance		233	[3]	312
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		143		(79)
Other comprehensive income (loss)		0		0
Others		(220)		0
Ending balance		156	[4]	233	[3]
Green Energy Electricity Generation Co., Ltd.
Book value
Beginning balance		1,713		25
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(142)		1,688
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,571		1,713
Korea Energy Solutions Co., Ltd.
Book value
Beginning balance		123		197
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(30)		(74)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		93		123
ITR Co., Ltd.
Book value
Beginning balance		32		40
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(32)		(8)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		32
Structure test network Co., Ltd.
Book value
Beginning balance		306		27
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		60		279
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		366		306
Namjeongsusang Solar Power Operation Co., Ltd.
Book value
Beginning balance		361	[17]	103
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		12		258
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		373	[18]	361	[17]
Indeck Niles Development, LLC
Book value
Beginning balance		246,273	[19]	20,627
Acquisition		0		222,551
Disposal		(4,289)		0
Dividends received		0		0
Share of profit (loss)		21,975		(13,160)
Other comprehensive income (loss)		21,840		6,652
Others		16,239		9,603
Ending balance		302,038		246,273	[19]
Indeck Niles Asset Management, LLC
Book value
Beginning balance		111		101
Acquisition		0		0
Disposal		0		0
Dividends received		(497)		0
Share of profit (loss)		472		567
Other comprehensive income (loss)		0		0
Others		8		(557)
Ending balance		94		111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Book value
Beginning balance		7,138		7,326
Acquisition		0		0
Disposal		(202)		(188)
Dividends received		(392)		0
Share of profit (loss)		389		399
Other comprehensive income (loss)		(1)		0
Others		0		(399)
Ending balance		6,932		7,138
Suwon New Power Co., Ltd.
Book value
Beginning balance		1,035		1,054
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(116)		(5)
Other comprehensive income (loss)		0		(14)
Others		0		0
Ending balance		919		1,035
KPGE Inc.
Book value
Beginning balance		309		287
Acquisition		0		0
Disposal		(317)		0
Dividends received		0		0
Share of profit (loss)		8		22
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		309
Gwangbaek Solar Power Investment Co., Ltd.
Book value
Beginning balance		4,806		4,682
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		327		124
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,133		4,806
Go deok Clean Energy Co., Ltd
Book value
Beginning balance		4,302		960
Acquisition		0		3,730
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		118		(333)
Other comprehensive income (loss)		0		(55)
Others		0		0
Ending balance		4,420		4,302
SureDataLab Co., Ltd.
Book value
Beginning balance		128		85
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		49		43
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		177		128
SEP Co., Ltd.
Book value
Beginning balance		7		14
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(7)		(7)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		7
Hankook Electric Power Information Co., Ltd.
Book value
Beginning balance		161		139
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		121		22
Other comprehensive income (loss)		0		0
Others		(62)		0
Ending balance		220	[20]	161
Tronix Co., Ltd.
Book value
Beginning balance		109		119
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(37)		(10)
Other comprehensive income (loss)		0		0
Others		(6)		0
Ending balance		66	[20]	109
O2&B Global Co., Ltd.
Book value
Beginning balance		35		22
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1		13
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		36		35
Muan Sunshine Solar Power Plant Co., Ltd.
Book value
Beginning balance		1,268		1,096
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,294		172
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,562		1,268
Bigeum Resident Photovoltaic Power Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Jeju SolarOne Co., Ltd.
Book value
Beginning balance		0		159
Acquisition				45
Disposal				(206)
Dividends received				0
Share of profit (loss)				(1)
Other comprehensive income (loss)				0
Others				3
Ending balance				0
Goesan Solar Park Co., Ltd.
Book value
Beginning balance		1,927		1,684
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		664		249
Other comprehensive income (loss)		0		(6)
Others		0		0
Ending balance		2,591		1,927
Saemangeum Heemang Photovoltaic Co., Ltd.
Book value
Beginning balance		10,238		11,022
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,772		(784)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		13,010		10,238
Bitgoel Eco Energy Co., Ltd.
Book value
Beginning balance		4,356		29
Acquisition		3,240		4,611
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,355		(261)
Other comprehensive income (loss)		0		(23)
Others		0		0
Ending balance		8,951		4,356
Jeju Gimnyeong Wind Power Co., Ltd.
Book value
Beginning balance		911		1,578
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(39)		(665)
Other comprehensive income (loss)		0		(2)
Others		0		0
Ending balance		872		911
Seoroseoro Sunny Power Plant Co., Ltd.
Book value
Beginning balance		721		230
Acquisition		0		476
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		138		15
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		859		721
Muan Solar Park Co., Ltd.
Book value
Beginning balance		6,083		4,180
Acquisition		0		220
Disposal		0		0
Dividends received		(600)		0
Share of profit (loss)		2,377		1,683
Other comprehensive income (loss)		(22)		0
Others		0		0
Ending balance		7,838		6,083
YuDang Solar Co., Ltd.
Book value
Beginning balance		565		360
Acquisition		0		0
Disposal		0		0
Dividends received		(160)		0
Share of profit (loss)		181		205
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		586		565
Anjwa Smart Farm & Solar City Co., Ltd.
Book value
Beginning balance		6,784		5,510
Acquisition		0		141
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,878		1,133
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		8,662		6,784
Daewon Green Energy Co., Ltd.
Book value
Beginning balance		3,877		3,910
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		608		(33)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,485		3,877
G.GURU Co., Ltd.
Book value
Beginning balance		403		0
Acquisition		0		493
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(103)		(90)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		300		403
UD4M Co., Ltd.
Book value
Beginning balance		144		0
Acquisition		0		75
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		17		217
Other comprehensive income (loss)		0		0
Others		0		(148)
Ending balance		161		144
Dongbu Highway Solar Co., Ltd.
Book value
Beginning balance		265		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		87		74
Other comprehensive income (loss)		0		0
Others		0		191
Ending balance		352		265
Seobu Highway Solar Co., Ltd.
Book value
Beginning balance		289		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		27		94
Other comprehensive income (loss)		0		0
Others		0		195
Ending balance		316		289
Korea Energy Data Co., Ltd.
Book value
Beginning balance		62		0
Acquisition		0		60
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		2
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		62		62
Gangneung Sacheon Fuel Cell Co., Ltd.
Book value
Beginning balance		1,878		0
Acquisition		3,745		1,950
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,310)		(72)
Other comprehensive income (loss)		(36)		0
Others		0		0
Ending balance		4,277		1,878
Kosture Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		1		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1		0
Digital Innovation Growth Fund
Book value
Beginning balance		9,890	[13]	0
Acquisition		0		10,000
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(204)		(110)
Other comprehensive income (loss)		0		0
Others		(9,686)		0
Ending balance		0		9,890	[13]
Taebaek Gadeoksan Wind Power Co., Ltd.
Book value
Beginning balance		16,495	[21]	0
Acquisition		0		0
Disposal		0		0
Dividends received		(1,784)		0
Share of profit (loss)		5,644		2,532
Other comprehensive income (loss)		0		0
Others		(315)		13,963
Ending balance		20,040		16,495	[21]
Chuncheon Green Energy Co., Ltd.
Book value
Beginning balance		3,372	[13]	0
Acquisition		6,140		3,400
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(357)		(28)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		9,155		3,372	[13]
Yeomsubong Wind Power Co., Ltd.
Book value
Beginning balance		95		0
Acquisition		0		95
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(40)		0
Other comprehensive income (loss)		0		0
Others		7		0
Ending balance		62	[22]	95
Yeongyang Wind Power Corporation II
Book value
Beginning balance		7,965		0
Acquisition		0		7,965
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(504)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		7,461		7,965
Haeparang Energy Co., Ltd.
Book value
Beginning balance		2,241		0
Acquisition		0		2,241
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(53)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,188		2,241
Saemangeum Sebit Power Plant Co., Ltd.
Book value
Beginning balance		6,000	[13]	0
Acquisition		7,788		6,000
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,855		0
Other comprehensive income (loss)		0		0
Others		4,556		0
Ending balance		23,199	[23]	6,000	[13]
Boulder Solar III, LLC
Book value
Beginning balance		0
Acquisition		715
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		29
Ending balance		744		0
PlatformN. Co., Ltd
Book value
Beginning balance		0
Acquisition		105
Disposal		0
Dividends received		0
Share of profit (loss)		(21)
Other comprehensive income (loss)		0
Others		0
Ending balance		84		0
PT. Cirebon Energi Prasarana
Book value
Beginning balance		0
Acquisition		24,052
Disposal		0
Dividends received		0
Share of profit (loss)		35,315
Other comprehensive income (loss)		6,963
Others		2,705
Ending balance		69,035	[18]	0
Green Radiation Co., Ltd
Book value
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		(9)
Other comprehensive income (loss)		0
Others		20
Ending balance		11		0
Future Convergence Technology Laboratory. Co., Ltd
Book value
Beginning balance		0
Acquisition		76
Disposal		0
Dividends received		0
Share of profit (loss)		(26)
Other comprehensive income (loss)		0
Others		0
Ending balance		50		0
SC E&G. Co,. Ltd
Book value
Beginning balance		0
Acquisition		90
Disposal		0
Dividends received		0
Share of profit (loss)		124
Other comprehensive income (loss)		0
Others		0
Ending balance		214		0
Wang San Engineering. Co,. Ltd
Book value
Beginning balance		0
Acquisition		81
Disposal		0
Dividends received		0
Share of profit (loss)		85
Other comprehensive income (loss)		0
Others		0
Ending balance		166		0
ACE
Book value
Beginning balance		0
Acquisition		20
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		20		0
Environment and Energy Co., Ltd
Book value
Beginning balance		0
Acquisition		11
Disposal		0
Dividends received		0
Share of profit (loss)		(1)
Other comprehensive income (loss)		0
Others		0
Ending balance		10	[20]	0
Santiago Solar Power SpA
Book value
Beginning balance		0
Acquisition		13,853
Disposal		0
Dividends received		0
Share of profit (loss)		(379)
Other comprehensive income (loss)		(100)
Others		(1)
Ending balance		13,373		0
Yanggu Floating Photovoltaic Power Plant Inc
Book value
Beginning balance		0
Acquisition		903
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		₩ 903		₩ 0

[1]	Due to changes in equity, the nominal and effective percentage of ownership are 20.47%.
[2]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2022.
[3]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[4]	The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Group’s financial and operating policy of the board of directors.
[5]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[6]	The effective percentage of ownership is 100%. However, the Government regulates the Group’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Group’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Group can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[7]	After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Group does not hold control over relevant business while it exercises significant influence by participating in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[8]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, KV Holdings, Inc. and time or proceeds of sales are not specified as of December 31, 2022.
[9]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[10]	The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Group has significant financial transactions, which can affect its significant influence on the entity.
[11]	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.
[12]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[13]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[14]	The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[15]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[16]	The effective percentage of ownership is more than 50% but the Group does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[17]	The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.
[18]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the decisions related to finance and operation.
[19]	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.
[20]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the entity.
[21]	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from a joint venture to an associate, due to the changes in voting rights.
[22]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Group excercises significant influence over all decisions related to finance and operation.
[23]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.